Provisions for expected credit losses - Reconciliation of provision for impairment charges (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Reconciliation of provision for impairment charges
Net changes in provisions	$ 2,338	$ 562	$ 404
Recoveries	(100)	(101)	(71)
Impairment charges	2,238	461	333
Loans and credit commitments
Reconciliation of provision for impairment charges
Impairment charges	2,224	462	332
Debt securities | FVOCI
Reconciliation of provision for impairment charges
Impairment charges	1
Debt securities | Amortised cost
Reconciliation of provision for impairment charges
Impairment charges	$ 13	$ (1)	$ 1